SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - Stock options [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Statement [Line Items]
Stock Options Exercisable	5,598,000
Stock Options Outstanding	8,145,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 8 months 15 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 4 months 9 days
July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	150,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 10 days
August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	100,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	100,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 months 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 month 6 days
March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	1,775,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	1,775,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 8 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 8 months 23 days
March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,770,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,770,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 9 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 9 months
March 25, 2029 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Stock Options Exercisable	1,803,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	1,803,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 8 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 8 months 26 days
April 9, 2030 [Member]
Statement [Line Items]
Expiry Date	Apr. 09, 2030
Stock Options Exercisable	0
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	2,397,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 9 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 9 months 10 days
May 27, 2030 [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Exercisable	0
Exercise Price | $ / shares	$ 4.38
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 10 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 10 months 28 days